Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share [Abstract]
(Loss) attributable to equity holders of the company ($000)	$ (9,323)	$ (7,934)	$ (8,716)
Weighted average number of ordinary shares in issue	136,482,627	127,553,866	106,403,903
Basic loss per share (cents per share)	$ (6.83)	$ (6.22)	$ (8.59)